UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Josh Deringer, Esq.

Drinker Biddle

One Logan Square, Ste 2000

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

			Schedule of Investments
		December 31, 2013 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Educational Services
315,000	Grand Canyon Education, Inc. *	13,734,000
580,000	Healthstream, Inc. *	19,006,600
Educational Services Total		32,740,600
Retail
226,925	Hibbett Sports, Inc. *	15,251,629
315,000	Stamps.com, Inc. *	13,261,500
Retail Total		28,513,129

Consumer Discretionary Sector Total		61,253,729	8.55%

Consumer Staples
Food/Beverage & Tobacco
200,000	Medifast, Inc. *	5,226,000

Consumer Staples Sector Total		5,226,000	0.73%

Energy
Oil: Crude Producers
305,000	Contango Oil & Gas, Inc. *	14,414,300
580,506	Matador Resources Co. *	10,820,632
Oil: Crude Producers Total		25,234,932

Oil Well Equipment & Services
100,000	Carbo Ceramics, Inc.	11,653,000
220,038	Geospace Technologies Corp. *	20,866,203
Oil Well Equipment & Services Industry Total		32,519,203

Energy Sector Total		57,754,135	8.07%

Financial Services
Asset Management & Custodian
230,000	Westwood Holdings Group, Inc.	14,239,300
Financial Data & Systems
420,000	Advent Software, Inc.	14,695,800
70,000	Factset Research Systems, Inc.	7,600,600
91,250	Morningstar, Inc.	7,125,713
Financial Information Services Total		29,422,113

Financial Services Sector Total		43,661,413	6.10%

Healthcare
Healthcare Services
200,000	Medidata Solutions, Inc. *	12,114,000
420,000	National Research Corp. Class-A *	7,904,400
120,944	National Research Corp. Class-B	4,197,966
Healthcare Services Total		24,216,366
Medical Equipment
450,000	Abaxis, Inc. *	18,009,000
Medical and Dental Instruments and Supplies
301,000	Align Technology, Inc. *	17,202,150
520,050	Meridian Bioscience, Inc.	13,796,927
367,500	Neogen Corp.	16,794,750
74,000	TECHNE Corp.	7,005,580
Medical and Dental Instruments and Supplies Total		54,799,407
Pharmaceuticals & Biotech
1,110,000	Accelrys, Inc. *	10,589,400

Healthcare Sector Total		107,614,173	15.03%

Materials & Processing
Building Materials
635,000	AAON, Inc.	20,288,250
440,000	Simpson Manufacturing Co., Inc.	16,161,200
Building Materials Total		36,449,450
Chemicals & Allied Products
299,225	Balchem Corp. Class-B	17,564,508

Materials & Processing Sector Total		54,013,958	7.54%

Producer Durables
Aerospace
230,000	AeroVironment, Inc. *	6,699,900
Commercial Services
215,000	Advisory Board Co. *	13,689,050
145,000	Costar Group, Inc. *	26,764,100
350,000	Rollins, Inc.	10,601,500
Commercial Services Total		51,054,650
Commercial Vehicles & Parts
15,475	Dorman Products, Inc. *	867,683
Diversified Manufacturing Operations
585,000	Raven Industries, Inc.	24,066,900
192,300	Proto Labs, Inc. *	13,687,914
Diversified Manufacturing Operations Total		37,754,814
Scientific Instruments: Control & Filter
340,600	Faro Technologies, Inc. *	19,856,980
90,000	Mesa Laboratories, Inc.	7,072,200
498,808	Sun Hydraulics Corp.	20,366,331
Scientific Instruments: Control & Filter Total		47,295,511

Producer Durables Sector Total		143,672,558	20.07%

Technology
Computer Services Software & Systems
257,500	EXA Corp. *	3,414,450
405,000	Fleetmatics Group PLC *	17,516,250
490,050	NIC, Inc.	12,187,543
430,000	Pro Holdings, Inc. *	17,157,000
645,725	SciQuest, Inc. *	18,390,248
220,000	SPS Commerce, Inc. *	14,366,000
209,425	Tyler Technologies, Inc. *	21,388,575
Computer Services Software & Systems Total		104,420,066
Electronic Components
175,000	Hittite Microwave Corp. *	10,802,750
125,000	NVE Corp. *	7,285,000
Electronic Components Total		18,087,750
Electronics
312,000	Acacia Research Corp.	4,536,480
Information Technology
292,375	ACI Worldwide *	19,004,375
465,000	Blackbaud, Inc.	17,507,250
535,000	Bottomline Technologies, Inc. *	19,345,600
685,000	Omnicell, Inc. *	17,488,050
Information Technology Total		73,345,275
Computer Technology
107,150	Stratasys, Inc. *	14,433,105

Technology Sector Total		214,822,676	30.00%

TOTAL COMMON STOCKS
	(Cost $445,082,841)	688,018,642	96.09%

SHORT-TERM INVESTMENTS
50,518,919	UMB Bank Money Market Fiduciary (Cost $50,518,919) 0.01% **	50,518,919	7.06%

TOTAL INVESTMENTS
	(Cost $495,601,760)	738,537,561	103.15%

	Liabilities in Excess of Other Assets	(22,522,398)	-3.15%

	TOTAL NET ASSETS	$716,015,163	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $495,601,760 amounted to $242,935,801 which consisted of aggregate gross unrealized appreciation of $250,093,964 and aggregate gross unrealized depreciation of $7,158,163.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2013 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$688,018,642	$0	$0	$688,018,642
Cash Equivalents	$50,518,919	$0	$0	$50,518,919
Total	$738,537,561	$0	$0	$738,537,561

CONESTOGA MID CAP FUND

			Schedule of Investments
		December 31, 2013 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Apparel
860	Under Armour, Inc. Class A *	75,078
Recreational Vehicles & Boats
650	Polaris Industries, Inc.	94,666
Retail
1,150	Cabela's, Inc. *	76,659
1,200	Outerwall, Inc. *	80,724
1,200	Tractor Supply Co.	93,096
1,450	Urban Outfitters, Inc. *	53,795
Retail Total		304,274

Consumer Discretionary Sector Total		474,018	15.62%

Energy
Oil: Crude Producers
900	SM Energy Co.	74,799
Oil Well Equipment & Services
700	Carbo Ceramics, Inc.	81,571
570	Core Laboratories NV	108,841
760	Oceaneering International, Inc.	59,949
Oil Well Equipment & Services Total		250,361

Energy Sector Total		325,160	10.71%

Financial Services
Financial Data & Systems
550	Factset Research Systems, Inc.	59,719
600	Morningstar, Inc.	46,854
Financial Information Services Total		106,573
Insurance
190	Markel Corp. *	110,266

Financial Services Sector Total		216,839	7.15%

Healthcare
Medical and Dental Instruments and Supplies
1,700	Align Technology, Inc. *	97,155
300	CR Bard, Inc.	40,182
950	Sirona Dental Systems, Inc. *	66,690
950	TECHNE Corp.	89,937
Medical and Dental Instruments and Supplies Total		293,964
Pharmaceuticals & Biotech
1,520	Forest Laboratories, Inc. *	91,246
3,030	Myriad Genetics, Inc. *	63,569
Pharmaceuticals & Biotech Total		154,815

Healthcare Sector Total		448,779	14.79%

Materials & Processing
Building Materials
1,300	Fastenal Co.	61,763

Materials & Processing Sector Total		61,763	2.04%

Producer Durables
Commercial Services
2,070	Copart, Inc. *	75,865
750	IHS, Inc. Class A *	89,775
2,230	Rollins, Inc.	67,547
1,300	Verisk Analytics, Inc. Class A *	85,436
Commercial Services Total		318,623
Commercial Vehicles & Parts
2,400	Gentex Corp.	79,176
800	Dorman Products, Inc. *	44,856
Commercial Vehicles & Parts Total		124,032
Machinery: Specialty
1,000	Graco, Inc.	78,120
Transportation & Freight
800	C.H. Robinson Worldwide, Inc.	46,672
Scientific Instruments & Services
1,800	Donaldson Co., Inc.	78,228
700	Hexcel Corp. *	31,283
2,800	Trimble Navigation Ltd. *	97,160
Scientific Instruments & Services Total		206,671

Producer Durables Sector Total		774,118	25.51%

Consumer Staples
Foods
580	The J.M. Smucker Co.	60,100

Consumer Staples Sector Total		60,100	1.98%

Technology
2,500	Qlik Technologies, Inc. *	66,575
Electronic Components
1,500	IPG Photonics Corp. *	116,415
Electronics
2,700	Acacia Research Corp.	39,258
2,100	Garmin, Ltd.	97,062
Electronics Total		136,320
Information Technology
920	Ansys, Inc. *	80,224
1,800	Dolby Laboratories, Inc. Class A *	69,408
3,550	Fortinet, Inc. *	67,911
1,670	Micro Systems, Inc. *	95,808
Information Technology Total		313,351

Technology Sector Total		632,661	20.85%

TOTAL COMMON STOCKS
	(Cost $2,422,805)	2,993,438	98.64%

SHORT-TERM INVESTMENTS
61,158	UMB Bank Money Market Fiduciary (Cost $61,158) 0.01% **	61,158	2.02%

TOTAL INVESTMENTS
	(Cost $2,483,963)	3,054,596	100.65%

	Liabilities in Excess of Other Assets	(19,909)	-0.66%

	TOTAL NET ASSETS	$3,034,687	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Conestoga Mid Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,483,963 amounted to $570,633 which consisted of aggregate gross unrealized appreciation of $650,869 and aggregate gross unrealized depreciation of $80,236.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2013 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,993,438	$0	$0	$2,993,438
Cash Equivalents	$61,158	$0	$0	$61,158
Total	$3,054,596	$0	$0	$3,054,596

INSTITUTIONAL ADVISORS LARGECAP FUND

			Schedule of Investments
		December 31, 2013 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Leisure Equipment & Products
37,273	Mattel, Inc.	1,773,449
Multiline Retail
39,430	Macy's, Inc.	2,105,562
Specialty Retail
40,868	The Tjx Co., Inc.	2,604,518
Textiles, Apparel & Luxury Goods
34,287	VF Corp.	2,137,451

	Consumer Discretionary Sector Total	8,620,980	13.61%

Consumer Staples
Beverages
22,729	Pepsico, Inc.	1,885,143
Food Products
21,733	McCormick & Co.	1,497,838
Food & Staples Retailing
39,541	Walgreen Co.	2,271,235
Household Products
32,794	Colgate Palmolive Co.	2,138,497

	Consumer Staples Sector Total	7,792,713	12.30%

Energy
Oil, Gas & Consumable Fuels
12,277	Chevron Corp.	1,533,520
16,259	Exxon Mobil Corp.	1,645,411
Oil, Gas & Consumable Fuels Total		3,178,931

	Energy Sector Total	3,178,931	5.02%

Financials
Commercial Banks
56,573	US Bancorp.	2,285,549
Consumer Finance
42,250	Discover Financial Services	2,363,888
Insurance
47,172	Marsh & McLennan Companies, Inc.	2,281,238
28,867	Torchmark Corp.	2,255,956
Insurance Total		4,537,194

	Financials Sector Total	9,186,631	14.50%

Health Care
Biotechnology
16,922	Amgen, Inc.	1,931,815
Health Care Equipment & Supplies
16,201	Baxter International, Inc.	1,126,779
Health Care Providers & Services
17,309	Laboratory Corp of America Holdings *	1,581,523
14,765	McKesson Corp.	2,383,071
Health Care Providers & Services Total		3,964,594
Pharmaceuticals
20,683	Johnson & Johnson	1,894,356

	Health Care Sector Total	8,917,544	14.08%

Industrials
Aerospace & Defense
15,706	United Technologies Corp.	1,787,343
17,918	Raytheon Co.	1,625,163
Aerospace & Defense Total		3,412,506
Air Freight & Logistics
16,646	C.H. Robinson Worldwide, Inc.	971,128
Machinery
15,650	Dover Corp.	1,510,851
Road & Rail
9,401	Union Pacific Corp.	1,579,368

	Industrials Sector Total	7,473,853	11.80%

Information Technology
Communications Equipment
77,699	Cisco Systems, Inc.	1,744,343
18,139	Qualcomm, Inc	1,346,821
Communications Equipment Total		3,091,164
Computers & Peripherals
3,982	Apple, Inc.	2,234,340
Electronic Equip., Instruments
24,720	TE Connectivity, Ltd.	1,362,319
IT Services
9,069	International Business Machines, Inc.	1,701,072
Semiconductors
67,136	Intel Corp.	1,742,850
Software
62,546	Microsoft Corp.	2,341,097
54,195	Oracle Corp.	2,073,501
Software Total		4,414,598

	Information Technology Sector Total	14,546,343	22.97%

Materials
Containers & Packaging
33,347	Ball Corp.	1,722,706

	Materials Sector Total	1,722,706	2.72%

Telecommunications
Diversified Telecommunication
17,531	AT&T, Inc.	616,390

	Telecommunications Sector Total	616,390	0.97%

Utilities
Multi-Utilities
14,987	Wisconsin Energy Corp.	619,563

	Utilities Sector Total	619,563	0.98%

TOTAL COMMON STOCKS
	(Cost $41,481,656)	62,675,654	98.96%

SHORT-TERM INVESTMENTS
665,532	UMB Bank Money Market Fiduciary 0.01% (Cost $665,532) **	665,532	1.05%

TOTAL INVESTMENTS
	(Cost $42,147,188)	63,341,186	100.01%

	Liabilities in Excess of Other Assets	(4,035)	-0.01%

	TOTAL NET ASSETS	63,337,151	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Institutional Advisors LargeCap Fund
1. SECURITY TRANSACTIONS

At December 31, 2013 the net unrealized appreciation on investments was $21,193,998, which consisted of aggregate gross unrealized appreciation of $21,403,096 and aggregate gross unrealized depreciation of $209,098.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2013 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$62,675,654	$0	$0	$62,675,654
Cash Equivalents	$665,532	$0	$0	$665,532
Total	$63,341,186	$0	$0	$63,341,186

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date February 21, 2014

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date February 21, 2014

* Print the name and title of each signing officer under his or her signature.